Lease liabilities and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities and right-of-use assets
Summary of right of use assets

	At 31 December
	2023	2022
	USD	USD
Balance as at 1 January	815,646	4,059,896
Acquisitions through business combinations (Note 7)	—	1,086,002
Additions during the year	436,769	696,431
Depreciation charge for the year	(364,116)	(1,216,495)
Assets classified as held for sale (Note 34)	(131,516)	(576,299)
Recognition of sublease receivables	—	(1,244,596)
Termination of lease	(272,421)	(1,989,293)
Balance as at 31 December	484,362	815,646

	2023	2022	2021
	USD	USD	USD
General and administrative expenses (Note 23)	215,302	848,618	411,373
Assets classified as held for sale	148,814	367,877	129,845
	364,116	1,216,495	541,218

Summary of sublease receivables

	At 31 December
	2023	2022
	USD	USD
Balance as at 1 January	1,201,552	—
Recognition of sublease receivables	—	1,331,622
Interest income	37,706	8,340
Lease rentals received	(668,236)	(138,410)
Balance as at 31 December	571,022	1,201,552

Summary of maturity analysis of lease liabilities

	At 31 December
	2023	2022
	USD	USD
Less than one year (current)	571,022	648,523
One to two years (non-current)	—	553,029
Sublease receivables as at 31 December	571,022	1,201,552

Summary of lease liabilities

	At 31 December
	2023	2022
	USD	USD
Balance as at 1 January	2,343,126	4,162,521
Acquisitions through business combinations (Note 7)	—	1,237,903
Additions during the year	436,769	726,769
Accretion of interest	127,426	341,510
Repayments	(572,997)	(1,192,283)
Liabilities directly associated with assets classified as held for sale (Note 34)	(330,563)	(628,845)
Termination of lease	(341,350)	(2,304,449)
Balance as at 31 December	1,662,411	2,343,126

Summary of maturity analysis

	At 31 December
	2023	2022
	USD	USD
Less than one year (current)	640,695	751,015
One to two years (non-current)	579,335	902,761
Two to three years (non-current)	442,381	689,350
Lease liabilities as at 31 December	1,662,411	2,343,126

Summary of Accretion of interest

	2023	2022	2021
	USD	USD	USD
Finance costs (Note 28)	117,163	200,050	94,626
Assets classified as held for sale	10,263	141,460	45,558
	127,426	341,510	140,184

Summary of amounts recognized in consolidated statement of comprehensive income

	At 31 December
	2023	2022	2021
	USD	USD	USD
Interest expense on lease liabilities	127,426	341,510	140,184
Interest income on sublease receivables	(37,706)	(8,340)	—
Depreciation for right-of-use assets	364,116	1,216,495	541,218
	453,836	1,549,665	681,402